Long-Term Investments - Additional Information (Detail) ¥ in Thousands				1 Months Ended		12 Months Ended
	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 USD ($) shares	May 31, 2021 CNY (¥)	Oct. 31, 2019 CNY (¥)	Oct. 31, 2017 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)
Long term Investments and Receivables Net [Line Items]
Carrying value of equity method investments						¥ 6,783		¥ 2,973
Cash consideration						15,792	$ 2,491,000		¥ 50,000
Unrealized Securities holding gain, Net of tax						710
Accounts Payable and Other Accrued Liabilities, Current						27,324		30,055		$ 4,310,000
Stock Issued During Period, Value, New Issues								395,071
Nanjing Animal Pharmaceutical [Member]
Long term Investments and Receivables Net [Line Items]
Long-term Line of Credit	¥ 16,000
Line of Credit Facility, Interest Rate During Period	8.00%
Debt Instrument, Convertible, Conversion Ratio	3.33
Debt Securities, Held-to-maturity, Fair Value						16,900
Accrued Liabilities And Other Current Liabilities [Member] | Nanjing Animal Pharmaceutical [Member]
Long term Investments and Receivables Net [Line Items]
Long-term Debt, Gross	¥ 2,000
Qingdao Shuangan Biotechnology Co Ltd [Member]
Long term Investments and Receivables Net [Line Items]
Equity method investment ownership percentage					7.20%
Cash consideration					¥ 10,000
Redemption of investment period					48 months
Investment re-measured at fair value						17,800		17,300
Unrealized Securities holding gain, Net of tax						340		20
Beijing Petdog Technology Development Co Ltd [Member]
Long term Investments and Receivables Net [Line Items]
Equity method investment ownership percentage				23.64%
Cash consideration				¥ 50,000
Redemption of investment period				60 months
Investment re-measured at fair value						40,100		54,000
Unrealized Securities holding gain, Net of tax						¥ (10,400)		¥ 750
Better Choice Company Inc [Member]
Long term Investments and Receivables Net [Line Items]
Stock Issued During Period, Shares, New Issues | shares		40,000
Stock Issued During Period, Value, New Issues | $		$ 200,000
Weishi Network Co Ltd [Member]
Long term Investments and Receivables Net [Line Items]
Equity method investment ownership percentage			20.00%
Cash consideration			¥ 2,500
Weishi Network Co Ltd [Member] | Accrued Liabilities And Other Current Liabilities [Member]
Long term Investments and Receivables Net [Line Items]
Accounts Payable and Other Accrued Liabilities, Current			500
Weishi Network Co Ltd [Member] | Other Debt Non Current [Member]
Long term Investments and Receivables Net [Line Items]
Other Long-term Debt, Noncurrent			¥ 1,500